Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Pension Expected Future Benefit Payments [Line Items]
2013	$ 844	¥ 69,352
2014	869	71,472
2015	909	74,696
2016	946	77,750
2017	959	78,823
from 2018 to 2022	5,451	447,995
Total	$ 9,978	¥ 820,088